SEGMENTED INFORMATION	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
SEGMENTED INFORMATION [Text Block]

16. SEGMENTED INFORMATION

The Company defines its major geographic operating segments as Oregon and Nevada. Due to the ever-present jurisdictional cannabis compliance issues in the industry, each state operation is by nature operationally segmented.

The CODM is the Company's CEO, Sonny Newman. The CODM's review consists of revenue, cost of sales, and gross profit as the primary measures of segment performance. The CODM reviews key categories of operating expenses including general and administration expenses, sales, marketing, and promotion expenses, and operating lease costs. The Corporate segment does not conduct income generating activities and its results are reviewed for cost management. As the Company continues to expand via acquisition, the segmented information will expand based on management's agreed upon allocation of costs beyond gross margin.

A summary of the Company's segmented operational activity and balances from continuing operations for the year ended March 31, 2026 is as follows:

	Nevada	Corporate	Total
	$	$	$
Total revenue	32,614,513	-	32,614,513
Gross profit	13,605,120	-	13,605,120
Operating expenses:
General and administration	(5,690,451)	(2,543,937)	(8,234,388)
Sales, marketing, and promotion	(241,063)	-	(241,063)
Operating lease cost	(834,421)	-	(834,421)
Depreciation and amortization	(1,683,893)	(96,289)	(1,780,182)
Share-based compensation	-	(236,779)	(236,779)
Interest expense and other income (loss)	33,591	(933,088)	(899,497)
Net income (loss) from continuing operations before income tax expense	5,188,883	(3,810,093)	1,378,790

Segmented information pertaining to discontinued operations (Oregon) is contained within Note 5.

A summary of the Company's segmented operational activity and balances from continuing operations for the year ended March 31, 2025 is as follows:

	Nevada	Corporate	Total
	$	$	$
Total revenue	30,117,880	-	30,117,880
Gross profit	12,558,940	-	12,558,940
Operating expenses:
General and administration	(5,164,126)	(2,564,712)	(7,728,838)
Sales, marketing, and promotion	(207,634)	-	(207,634)
Operating lease cost	(785,241)	-	(785,241)
Depreciation and amortization	(1,613,898)	(92,114)	(1,706,012)
Share-based compensation	-	(849,559)	(849,559)
Interest expense and others	(1,138)	(885,597)	(886,735)
Net income (loss) from continuing operations before income tax expense	4,786,903	(4,391,982)	394,921

Entity-wide disclosures

All revenue for the years ended March 31, 2026 and 2025 was earned in the United States. For the years ended March 31, 2026 and 2025, no customer represented more than 10% of the Company's net revenue. As at March 31, 2026 and March 31, 2025, no customer represented more than 10% of the Company's receivables.